Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of movements in prepayments on flight equipment	Movements in prepayments on flight equipment during the six months ended June 30, 2025 and 2024 were as follows:

	Six Months Ended June 30,
	2025	2024
Prepayments on flight equipment at beginning of period	$3,460,296	$3,576,187
Prepayments and additions during the period, net	1,211,364	1,015,971
Interest paid and capitalized during the period	73,121	60,921
Prepayments and capitalized interest applied to the purchase of flight equipment	(434,101)	(853,907)
Prepayments on flight equipment at end of period	$4,310,680	$3,799,172